Guarantees and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2011
Guarantees and Contingent Liabilities [Abstract]
Summary of contract or notional amounts of commitments to extend credit and letters of credit

	Term
(Dollars in Millions)	Less Than One Year	Greater Than One Year	Total
Commitments to extend credit
Commercial and commercial real estate	$19,632	$64,394	$84,026
Corporate and purchasing cards (a)	17,713	–	17,713
Residential mortgages	106	55	161
Retail credit cards (a)	64,411	545	64,956
Other retail	9,739	16,411	26,150
Covered	72	1,033	1,105
Letters of credit
Standby	7,202	11,997	19,199
Commercial	396	24	420
(a)	Primarily cancelable at the Company’s discretion.

Summary of lease commitments

(Dollars in Millions)	Capitalized Leases	Operating Leases
2012	$10	$ 222
2013	9	202
2014	7	172
2015	6	141
2016	6	107
Thereafter	27	443
Total minimum lease payments	65	$1,287
Less amount representing interest	25
Present value of net minimum lease payments	$40

Company's representation and warranty reserve

Year ended December 31 (Dollars in Millions)	2011	2010	2009
Balance at beginning of period	$180	$72	$12
Net realized losses	(137)	(93)	(18)
Additions to reserve	117	201	78
Balance at end of period	$160	$180	$72